Summary of Significant Accounting Policies (Details) - Schedule of revenue by recognition over time vs point in time - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue by recognition over time vs point in time	$ 801,784	$ 1,622,471	$ 2,851,656	$ 4,479,415	$ 5,637,396	$ 9,187,023
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue by recognition over time vs point in time	801,784	1,622,471	2,851,656	4,479,415
Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue by recognition over time vs point in time